Shareholder Fees - FidelityAdvisorStockSelectorMidCapFund-RetailPRO	Jan. 28, 2023 USD ($)
FidelityAdvisorStockSelectorMidCapFund-RetailPRO | Fidelity Advisor Stock Selector Mid Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none